Commitments And Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 LegalMatter	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gain Contingencies [Line Items]
Amortization expenses under capital leases	¥ 478	¥ 789	¥ 2,269
Rental expenses under operating leases	5,947	4,462	4,373
Commitments for capital expenditures outstanding	1,862
Maximum potential amount of undiscounted future payments of financial guarantee	9,514
Payment of surcharge				7,072
Claims for compensation	18,600
Number of asbestos-related lawsuits	22
Number of major asbestos-related lawsuits	18
Number of construction workers represented by lawsuits	479
Number of asbestos-related companies named in a lawsuit filed	44
Range of expected loss, minimum	0
Expenses included in selling, general, and administrative expenses	850	1,131	1,155
Accrual of asbestos-related expenses	440	530	390
Voluntary consolation, relief, and compensation payments	671	951	977	503	1,155
Special contributions, expensed	¥ 179	¥ 180
Minimum
Gain Contingencies [Line Items]
Period of guarantee, years	One year
Maximum
Gain Contingencies [Line Items]
Period of guarantee, years	Five years